Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Gross carrying amount	$ 9,393	$ 9,393
Accumulated impairment losses	0	0
Net carrying value of goodwill	$ 9,393	$ 9,393